Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - Fidelity Disruptive Finance ETF - Fidelity Disruptive Finance ETF	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 16, 2020
Annual Return 2021	23.09%
Annual Return 2022	(24.79%)
Annual Return 2023	14.98%